SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Retained Earnings (Accumulated Deficit)	$ 62,181,367	$ 27,550,126